Financial Instruments and Derivatives - Equity Contract Risk (Details) - Equity price risk - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	50.00%	50.00%
Equity Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ 27.4	$ 13.3
Possible decrease in risk variable, impact on pre-tax earnings	$ (27.4)	$ (13.3)